Commitment and Contingencies - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Nov. 27, 2018	Nov. 19, 2018
Loss Contingencies [Line Items]
Finance lease liability	$ 71,964		$ 171,500
Conquistador, Pink Sands and Xanadu | Bareboat charterhire agreement
Loss Contingencies [Line Items]
Finance lease liability		$ 71,625	$ 171,500